DISPOSAL GROUPS HELD FOR SALE (Details) - USD ($)		12 Months Ended
	Jan. 06, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2016
ASSETS
Cash		$ 7,553,701	$ 7,775,528	$ 5,363,552
TOTAL ASSETS		0	171,954,262
LIABILITIES
TOTAL LIABILITIES		0	3,036,447
Cash consideration					$ 270,000
Investment loss		(164,098,554)	0
Disposal group, held for sale | Jinchen Agriculture and Dongsheng Guarantee
ASSETS
Cash		3,755,831	7,775,528
Restricted cash		15,568,983	16,026,192
Commission receivable		1,211,140	1,246,707
Compensation receivable		100,622	103,577
Advance payment		17,217	17,724
Interest receivable		15,940,393	16,408,380
Other receivable		198
Available-for-sale financial assets		126,596,083	130,313,790
Property and equipment, net		60,585	62,364
TOTAL ASSETS		163,251,052	171,954,262
LIABILITIES
Allowance on guarantee		348,854	359,098
Unearned Income-Guarantee commission		77,902	80,190
Income tax payable		2,243,618	2,309,505
Other liabilities		75,381	77,580
Deferred tax liabilities		204,081	210,074
TOTAL LIABILITIES		2,949,836	3,036,447
Net assets de-recognised		$ 160,301,216	$ 168,917,815
Cash consideration	$ 0
Investment loss	$ 164,100,000